Columbia Variable Portfolio – Disciplined Core Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 10.2%
Interactive Media & Services 10.2%
Alphabet, Inc., Class A	838,232	241,041,994
Meta Platforms, Inc., Class A	207,481	118,706,104
Total		359,748,098
Total Communication Services		359,748,098
Consumer Discretionary 9.9%
Automobile Components 0.6%
Aptiv PLC(a)	325,857	22,627,510
Automobiles 1.2%
General Motors Co.	97,690	7,277,905
Tesla, Inc.(a)	94,971	35,305,469
Total		42,583,374
Broadline Retail 2.4%
Amazon.com, Inc.(a)	405,191	84,389,130
Hotels, Restaurants & Leisure 2.2%
Booking Holdings, Inc.	13,158	55,399,391
Expedia Group, Inc.	97,287	22,462,595
Total		77,861,986
Specialty Retail 1.1%
Ross Stores, Inc.	170,158	36,861,328
Textiles, Apparel & Luxury Goods 2.4%
Ralph Lauren Corp.	92,643	31,868,265
Tapestry, Inc.	373,126	52,651,810
Total		84,520,075
Total Consumer Discretionary		348,843,403
Consumer Staples 4.8%
Beverages 0.5%
Molson Coors Beverage Co., Class B	399,544	17,204,365
Consumer Staples Distribution & Retail 0.4%
Kroger Co. (The)	184,207	13,329,218
Food Products 0.2%
Conagra Brands, Inc.	331,230	5,206,936
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.7%
Colgate-Palmolive Co.	85,517	7,288,614
Procter & Gamble Co. (The)	368,947	53,290,705
Total		60,579,319
Tobacco 2.0%
Altria Group, Inc.	1,090,658	71,972,521
Total Consumer Staples		168,292,359
Energy 3.8%
Oil, Gas & Consumable Fuels 3.8%
Chevron Corp.	442,433	91,539,388
Exxon Mobil Corp.	139,364	23,644,496
Valero Energy Corp.	81,188	20,059,931
Total		135,243,815
Total Energy		135,243,815
Financials 12.2%
Banks 2.6%
Citigroup, Inc.	563,079	63,858,790
U.S. Bancorp	518,212	26,952,206
Total		90,810,996
Capital Markets 4.6%
Bank of New York Mellon Corp. (The)	479,697	56,906,455
Blackrock, Inc.	43,469	41,804,572
Charles Schwab Corp. (The)	317,900	29,876,242
CME Group, Inc.	22,331	6,595,461
S&P Global, Inc.	67,906	28,883,138
Total		164,065,868
Consumer Finance 1.4%
Synchrony Financial	699,415	47,574,208
Financial Services 1.9%
MasterCard, Inc., Class A	136,647	68,277,040
Insurance 1.7%
Allstate Corp. (The)	296,439	61,463,662
Total Financials		432,191,774

Columbia Variable Portfolio – Disciplined Core Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.8%
Biotechnology 2.2%
AbbVie, Inc.	112,302	24,424,562
Amgen, Inc.	41,818	14,713,663
Argenx SE, ADR(a)	4,867	3,554,127
BioMarin Pharmaceutical, Inc.(a)	74,228	4,193,140
Insmed, Inc.(a)	36,943	6,040,919
Regeneron Pharmaceuticals, Inc.	12,704	9,815,619
Vertex Pharmaceuticals, Inc.(a)	32,571	14,544,254
Total		77,286,284
Health Care Providers & Services 1.8%
Centene Corp.(a)	160,700	5,261,318
CVS Health Corp.	213,517	15,334,791
McKesson Corp.	52,296	45,254,866
Total		65,850,975
Life Sciences Tools & Services 1.2%
Charles River Laboratories International, Inc.(a)	239,320	41,282,700
Pharmaceuticals 4.6%
Bristol-Myers Squibb Co.	1,241,251	75,281,873
Pfizer, Inc.	1,474,063	41,391,689
Viatris, Inc.	3,443,446	46,520,956
Total		163,194,518
Total Health Care		347,614,477
Industrials 8.4%
Aerospace & Defense 2.0%
General Dynamics Corp.	187,928	64,500,648
Lockheed Martin Corp.	8,600	5,197,754
Total		69,698,402
Air Freight & Logistics 0.4%
FedEx Corp.	43,170	15,376,291
Construction & Engineering 0.2%
EMCOR Group, Inc.	8,784	6,485,315
Electrical Equipment 0.2%
Rockwell Automation, Inc.	20,694	7,426,663
Ground Transportation 0.3%
Uber Technologies, Inc.(a)	127,430	9,166,040
Machinery 3.1%
Common Stocks (continued)
Issuer	Shares	Value ($)
Nordson Corp.	43,110	11,469,846
Pentair PLC	557,345	48,550,323
Snap-On, Inc.	136,285	49,501,438
Total		109,521,607
Passenger Airlines 1.1%
Delta Air Lines, Inc.	616,215	40,965,973
Professional Services 1.1%
Automatic Data Processing, Inc.	84,543	17,177,446
Broadridge Financial Solutions, Inc.	137,733	22,378,858
Total		39,556,304
Total Industrials		298,196,595
Information Technology 32.4%
Communications Equipment 2.5%
Arista Networks, Inc.(a)	443,166	54,411,922
Cisco Systems, Inc.	458,443	35,570,592
Total		89,982,514
Electronic Equipment, Instruments & Components 2.0%
Keysight Technologies, Inc.(a)	198,432	56,031,244
TE Connectivity PLC	67,228	14,051,996
Total		70,083,240
Semiconductors & Semiconductor Equipment 13.2%
Broadcom, Inc.	125,269	38,772,008
KLA Corp.	12,010	17,683,644
Lam Research Corp.	62,292	13,309,309
Micron Technology, Inc.	71,982	24,318,399
NVIDIA Corp.	1,846,328	321,999,603
QUALCOMM, Inc.	204,082	26,281,680
Teradyne, Inc.	75,838	22,482,934
Total		464,847,577
Software 8.4%
Adobe, Inc.(a)	191,528	46,556,626
Autodesk, Inc.(a)	20,467	4,899,800
Microsoft Corp.	428,972	158,792,565
Palantir Technologies, Inc., Class A(a)	321,584	47,041,308
Salesforce, Inc.	186,031	34,726,407
ServiceNow, Inc.(a)	61,271	6,405,883
Total		298,422,589
Columbia Variable Portfolio – Disciplined Core Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.(b)	869,971	220,789,940
Total Information Technology		1,144,125,860
Materials 2.7%
Chemicals 1.8%
CF Industries Holdings, Inc.	488,135	63,379,448
Metals & Mining 0.9%
Newmont Corp.	290,088	31,402,026
Total Materials		94,781,474
Real Estate 1.7%
Hotel & Resort REITs 0.2%
Host Hotels & Resorts, Inc.	309,617	5,932,261
Specialized REITs 1.5%
Equinix, Inc.	40,178	39,384,083
SBA Communications Corp.	82,664	14,227,301
Total		53,611,384
Total Real Estate		59,543,645
Utilities 2.8%
Electric Utilities 2.3%
Edison International	291,158	21,306,943
Exelon Corp.	490,706	24,054,408
PG&E Corp.	2,081,070	36,564,400
Total		81,925,751
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	1,312,326	18,490,673
Total Utilities		100,416,424
Total Common Stocks (Cost $2,630,958,302)		3,488,997,924

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(c),(d)	44,783,664	44,765,751
Total Money Market Funds (Cost $44,774,171)		44,765,751
Total Investments in Securities (Cost: $2,675,732,473)		3,533,763,675
Other Assets & Liabilities, Net		492,661
Net Assets		3,534,256,336
At March 31, 2026, securities and/or cash totaling $10,342,196 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	159	06/2026	USD	52,237,463	—	(1,241,786)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2026.

Columbia Variable Portfolio – Disciplined Core Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	18,785,985	106,549,937	(80,563,630)	(6,541)	44,765,751	(1,540)	478,666	44,783,664
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Disciplined Core Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7004_(05/26)